Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Basic and diluted earnings per share [Abstract]
Computation of Basic and Diluted Earnings per Share
	Years Ended December 31,
	2012	2013	2014
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$180,209	$224,754	$193,292

Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	117,705,414	117,057,116

Basic earnings per share	$1.54	$1.91	$1.65
Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$180,209	$224,754	$193,292

Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	117,705,414	117,057,116
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,065,791	2,346,221	1,355,344
Weighted-average ordinary shares outstanding, diluted	119,815,004	120,051,635	118,412,460

Diluted earnings per share	$1.50	$1.87	$1.63